Acquisition of ALP Maritime Services B.V. - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		0 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Mar. 14, 2014 ALP Maritime Services B.V. [Member]	Mar. 31, 2014 ALP Maritime Services B.V. [Member]	Mar. 14, 2014 ALP Maritime Services B.V. [Member]	Jun. 30, 2014 ALP Maritime Services B.V. [Member]	Mar. 31, 2014 ALP Maritime Services B.V. [Member]	Jun. 30, 2014 ALP Maritime Services B.V. [Member]	Jun. 30, 2014 ALP Maritime Services B.V. [Member] Teekay Corporation [Member]	Jun. 30, 2014 ALP Maritime Services B.V. [Member] Teekay Corporation [Member]	Mar. 14, 2014 ALP Maritime Services B.V. [Member] Newbuildings [Member] Vessel	Mar. 31, 2014 ALP Maritime Services B.V. [Member] Newbuildings [Member] Vessel	Mar. 14, 2014 ALP Maritime Services B.V. [Member] Shareholders of ALP [Member] Shareholder	Mar. 14, 2014 ALP Maritime Services B.V. [Member] Shareholders of ALP [Member] Delivered [Member]	Mar. 14, 2014 ALP Maritime Services B.V. [Member] Shareholders of ALP [Member] Contingent Consideration On Operating Results [Member]
Business Acquisition [Line Items]
Percentage of noncontrolling interest acquired						100.00%	100.00%		100.00%
Expected cost of newbuildings					$ 258,000,000	$ 258,000,000
Purchase price paid in cash					2,616,000		2,616,000
Number of shareholders															3
Number of vessels													4	4
Contingent consideration payable																2,400,000	2,600,000
Business Combination, Contingent Consideration Arrangements, Description										The Partnership has the option to pay up to 50 percent of this compensation through the issuance of common units of the Partnership. Each of the contingent compensation amounts are payable only if the three shareholders are employed by ALP at the time performance conditions are met.
General and administrative	18,054,000	10,417,000	32,903,000	20,807,000				200,000		200,000
Acquisition and success fee	1,600,000		2,600,000						1,000,000		1,600,000	1,600,000
Revenue	241,402,000	222,412,000	500,636,000	434,524,000						200,000
Net loss	$ (3,800,000)	$ 58,604,000	$ 5,222,000	$ 80,574,000						$ (1,700,000)